Employee Benefit Expenses	12 Months Ended
Dec. 31, 2023
Employee Benefit Expenses [Abstract]
Employee benefit expenses

Note 30. Employee benefit expenses

The amount of employee benefit expenses incurred by each significant category is as follows:

	Year ended December 31,
	2023	2022	2021
Wages and salaries	1,396,589	1,284,582	1,062,505
Contributions to the social security system	47,820	45,453	35,160
Other short-term employee benefits	59,418	54,695	52,968
Total short-term employee benefit expenses	1,503,827	1,384,730	1,150,633

Post-employment benefit expenses, defined contribution plans	125,235	127,618	101,042
Post-employment benefit expenses, defined benefit plans	2,045	16,472	1,174
Total post-employment benefit expenses	127,280	144,090	102,216

Termination benefit expenses	13,349	14,506	6,702
Other personnel expenses	35,399	34,667	26,502
Other long-term employee benefits	161	(82)	(129)
Total employee benefit expenses	1,680,016	1,577,911	1,285,924

The cost of employee benefit include in cost of sales is shown in Note 11.2.